SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
Employee Stock Option [Member]
Number of options
Outstanding - beginning of the year	1,545,200
Granted
Exercised	614,709
Forfeited	34,939
Outstanding - end of the year	895,552
Options exercisable at the end of the year	57,967
Vested and expected to vest	895,552
Weighted average exercise price
Outstanding - beginning of the year	$ 11.13
Granted
Exercised	$ 10.50
Forfeited	$ 10.42
Outstanding - end of the year	$ 10.58
Options exercisable at the end of the year	$ 10.42
Vested and expected to vest	$ 10.58
Aggregate intrinsic value
Outstanding - beginning of the year	$ 7,516,949
Granted
Exercised	11,849,082
Forfeited	1,014,978
Outstanding - end of the year	35,005,220
Options exercisable at the end of the year	2,275,205
Vested and expected to vest	$ 35,005,220